Note 23 - Convertible Loans - Components of Convertible Loans (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Balance	$ 865,656
Proceeds from issuance of convertible loans	1,754,291	$ 1,181,993
Interest accretion	819,060	725,696
Balance	2,875,420	865,656
Convertible loans [member]
Statement Line Items [Line Items]
Balance	865,656	245,497
Proceeds from issuance of convertible loans	1,754,291	1,181,993
Conversion of convertible loan to shares	(131,028)	(63,075)
Less: conversion component of convertible loans	(159,000)	(625,000)
Less: finders fee	(135,000)	(92,805)
Interest accrued	56,714	24,878
Interest accretion	549,069	276,236
Foreign exchange translation adjustment	74,718	(82,068)
Balance	$ 2,875,420	$ 865,656